Advances to Vendors, Net (Tables)	6 Months Ended
Mar. 31, 2025
Advances to Vendors, Net [Abstract]
Schedule of Advances to vendors

Advances to vendors consisted of the following:

	March 31, 2025	September 30, 2024
	(Unaudited)
Prepayments for virtual technology services	$6,200,425	$5,631,798
Prepayments for digital assets development	3,079,993	1,413,557
Subtotal	9,280,418	7,045,355

Less: allowance for credit losses	(2,865,563)	(1,047,306)
	6,414,855	5,998,049
Less: advances to vendors – noncurrent	(253,325)	261,956
Advances to vendors – current	$6,161,530	$5,736,093